Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)		Taxes	Fees		Total Payments
Total		$ 46,273,261	$ 6,467,370		$ 52,740,631
UNITED STATES
Total		727,500	67,225		794,725
UNITED STATES | U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]
Total		727,500	67,225	[1]	794,725	[1]
MEXICO
Total		45,545,761	6,400,145		51,945,906
MEXICO | Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	44,604,934	1,305,336		45,910,270
MEXICO | Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]
Total	[2]		4,139,681		4,139,681
MEXICO | Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		$ 955,128		955,128
MEXICO | Municipio de Ensenada (City of Ensenada) [Member]
Total	[2]	$ 940,827			$ 940,827

[1]	Payments made by Southern California Gas Company, which is included in the Sempra California reportable segment.
[2]	Payments made by Sempra Infrastructure in Mexican pesos, which were converted to U.S. dollars using the exchange rate existing at the time each payment was made.